Financial structure and financial costs - Current financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Current financial debt	$ 8,316	$ 6,396	$ 9,469
Current portion of non-current financial debt	4,990	4,700	4,451
Current borrowings (Note 14)	13,306	11,096	13,920
Other current financial liabilities (Note 15)	478	245	327
Current financial assets (Note 14)	(3,654)	(3,393)	(4,548)
Current borrowings and related financial assets and liabilities, net	10,130	7,948	9,699
Current deposits beyond three months
Financial structure, financial costs and financial instruments
Current financial assets (Note 14)	(3,536)	(2,970)	(4,413)
Current portion of hedging instruments of debt
Financial structure, financial costs and financial instruments
Other current financial liabilities (Note 15)	295	157	212
Current financial assets (Note 14)	(45)	(172)	(41)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Other current financial liabilities (Note 15)	183	88	115
Current financial assets (Note 14)	$ (73)	$ (251)	$ (94)